Prepayments and other current assets	12 Months Ended
Dec. 31, 2020
Prepayments and other current assets
Prepayments and other current assets

7. Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of
	December 31,
	2019	2020
	RMB	RMB
Prepaid advertising expenses, rentals and others	84,330	53,791
Deposits	28,366	6,553
Staff advances	1,244	981
Deductible VAT input	1,565	4,170
Interest receivable	2,918	800
Total	118,423	66,295